Preferred Stock (Details) $ in Millions				12 Months Ended
	Sep. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Mar. 15, 2021 USD ($)	Dec. 31, 2021 USD ($) vote shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($)	[3]	Jul. 20, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				5,386,234		5,557,652
Preferred Stock, shares issued and outstanding | shares				5,323,875		5,496,293
Preferred stock, liquidation preference, value				$ 20,825		$ 21,904
Preferred stock, carrying value				$ 20,057		$ 21,136
ESOP, shares authorized and designated | shares				609,434		822,242
ESOP, shares issued and outstanding | shares				609,434		822,242
ESOP, liquidation preference value				$ 609		$ 822
ESOP, carrying value				$ 609		822
Detail of Preferred Stock [Abstract]
Voting rights				If issued, preference shares would be limited to one vote per share
Preferred stock redeemed, value				$ 6,676	[1]	$ 3,602	[2]	$ 1,550
Preferred stock, no voting rights [Member]
Detail of Preferred Stock [Abstract]
Preferred shares authorized | shares				20,000,000
Preferred stock, par or stated value				$ 0
Preferred stock, voting rights [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, shares issued and outstanding | shares				0
Detail of Preferred Stock [Abstract]
Preferred shares authorized | shares				4,000,000
Number of votes per share | vote				1
Preferred stock, par or stated value				$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				97,000		97,000
Preferred Stock, shares issued and outstanding | shares				96,546		96,546
Preferred stock, liquidation preference, value				$ 0		$ 0
Preferred stock, carrying value				$ 0		$ 0
Series I - Floating Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		25,010
Preferred Stock, shares issued and outstanding | shares				0		25,010
Preferred stock, liquidation preference, value				$ 0		$ 2,501
Preferred stock, carrying value				$ 0		$ 2,501
Detail of Preferred Stock [Abstract]
Preferred stock, dividend payment rate, variable				the greater of three-month London Interbank Offered Rate (LIBOR) plus 0.93% and 5.56975		the greater of three-month London Interbank Offered Rate (LIBOR) plus 0.93% and 5.56975
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				4,025,000		4,025,000
Preferred Stock, shares issued and outstanding | shares				3,967,995		3,967,995
Preferred stock, liquidation preference, value				$ 3,968		$ 3,968
Preferred stock, carrying value				$ 3,200		$ 3,200
Preferred stock, dividend rate (percent)				7.50%		7.50%
Detail of Preferred Stock [Abstract]
Number of common stock shares per preferred share | shares				6.3814		6.3814
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		30,000
Preferred Stock, shares issued and outstanding | shares				0		30,000
Preferred stock, liquidation preference, value				$ 0		$ 750
Preferred stock, carrying value				$ 0		$ 750
Preferred stock, dividend rate (percent)						5.20%
Detail of Preferred Stock [Abstract]
Preferred stock redeemed, value		$ 350	$ 400
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		27,600
Preferred Stock, shares issued and outstanding | shares				0		26,000
Preferred stock, liquidation preference, value				$ 0		$ 650
Preferred stock, carrying value				$ 0		$ 650
Preferred stock, dividend rate (percent)						5.125%
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		26,400
Preferred Stock, shares issued and outstanding | shares				0		25,000
Preferred stock, liquidation preference, value				$ 0		$ 625
Preferred stock, carrying value				$ 0		$ 625
Preferred stock, dividend rate (percent)						5.25%
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				69,000		69,000
Preferred Stock, shares issued and outstanding | shares				69,000		69,000
Preferred stock, liquidation preference, value				$ 1,725		$ 1,725
Preferred stock, carrying value				$ 1,725		$ 1,725
Preferred stock, dividend rate (percent)				5.85%		5.85%
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				34,500		34,500
Preferred Stock, shares issued and outstanding | shares				33,600		33,600
Preferred stock, liquidation preference, value				$ 840		$ 840
Preferred stock, carrying value				$ 840		$ 840
Preferred stock, dividend rate (percent)				6.625%		6.625%
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				80,000		80,000
Preferred Stock, shares issued and outstanding | shares				80,000		80,000
Preferred stock, liquidation preference, value				$ 2,000		$ 2,000
Preferred stock, carrying value				$ 2,000		$ 2,000
Preferred stock, dividend rate (percent)				5.90%		5.90%
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				80,000		80,000
Preferred Stock, shares issued and outstanding | shares				80,000		80,000
Preferred stock, liquidation preference, value				$ 2,000		$ 2,000
Preferred stock, carrying value				$ 2,000		$ 2,000
Preferred stock, dividend rate (percent)				5.875%		5.875%
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		40,000
Preferred Stock, shares issued and outstanding | shares				0		40,000
Preferred stock, liquidation preference, value				$ 0		$ 1,000
Preferred stock, carrying value				$ 0		$ 1,000
Preferred stock, dividend rate (percent)						5.70%
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				0		46,000
Preferred Stock, shares issued and outstanding | shares				0		46,000
Preferred stock, liquidation preference, value				$ 0		$ 1,150
Preferred stock, carrying value				$ 0		$ 1,150
Preferred stock, dividend rate (percent)						5.50%
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				27,600		27,600
Preferred Stock, shares issued and outstanding | shares				27,600		27,600
Preferred stock, liquidation preference, value				$ 690		$ 690
Preferred stock, carrying value				$ 690		$ 690
Preferred stock, dividend rate (percent)				5.625%		5.625%
Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				80,500		80,500
Preferred Stock, shares issued and outstanding | shares				80,500		80,500
Preferred stock, liquidation preference, value				$ 2,013		$ 2,013
Preferred stock, carrying value				$ 2,013		$ 2,013
Preferred stock, dividend rate (percent)				4.75%		4.75%
Series AA - 4.70% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				46,800		46,800
Preferred Stock, shares issued and outstanding | shares				46,800		46,800
Preferred stock, liquidation preference, value				$ 1,170		$ 1,170
Preferred stock, carrying value				$ 1,170		$ 1,170
Preferred stock, dividend rate (percent)				4.70%		4.70%
Series BB - 3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				140,400		0
Preferred Stock, shares issued and outstanding | shares				140,400		0
Preferred stock, liquidation preference, value				$ 3,510		$ 0
Preferred stock, carrying value				$ 3,510		$ 0
Preferred stock, dividend rate (percent)				3.90%
Detail of Preferred Stock [Abstract]
Preferred stock, par or stated value												$ 3,500
Series CC - 4.375% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				46,000		0
Preferred Stock, shares issued and outstanding | shares				42,000		0
Preferred stock, liquidation preference, value				$ 1,050		$ 0
Preferred stock, carrying value				$ 1,050		$ 0
Preferred stock, dividend rate (percent)				4.375%
Detail of Preferred Stock [Abstract]
Preferred stock, par or stated value											$ 1,050
Series DD - 4.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares authorized and designated | shares				50,000		0
Preferred Stock, shares issued and outstanding | shares				50,000		0
Preferred stock, liquidation preference, value				$ 1,250		$ 0
Preferred stock, carrying value				$ 1,250		$ 0
Preferred stock, dividend rate (percent)				4.25%
Detail of Preferred Stock [Abstract]
Preferred stock, par or stated value										$ 1,250
Preferred Stock Series I, P, W and N [Member]
Detail of Preferred Stock [Abstract]
Preferred stock redeemed, value			$ 4,500
Preferred Stock Series O and X [Member]
Detail of Preferred Stock [Abstract]
Preferred stock redeemed, value	$ 1,800

[1]	Represents the impact of the redemption of Preferred Stock, Series I, Series P and Series W, in first quarter 2021; Preferred Stock, Series N, in second quarter 2021; and Preferred Stock, Series O and Series X, in third quarter 2021. For additional information, see Note 16 (Preferred Stock).
[2]	Represents the impact of the redemption of the remaining preferred stock, Series K, in first quarter 2020, and Series T and Series V in fourth quarter 2020.
[3]	Represents the impact of the partial redemption of preferred stock, Series K, in third quarter 2019.